Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Computation of Weighted Average Number of Common Shares Outstanding for Basic and Diluted Earnings Per Share

The weighted average number of common shares outstanding for basic and diluted earnings per share computations was as follows:

	2016	2015	2014

Weighted average common shares	2,980,602	2,980,602	2,980,602
Average treasury shares	(238,574)	(241,132)	(242,966)

Total weighted average common shares outstanding (basic)	2,742,028	2,739,470	2,737,636
Dilutive effect of assumed exercise of stock options	–	2,638	1,442

Weighted average common shares outstanding (diluted)	2,742,028	2,742,108	2,739,078